COMMITMENTS	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 16 – COMMITMENTS

Capital commitments

The Company’s capital expenditures mainly consist of expenditures on acquisitions of software. Capital expenditures contracted for at September 30, 2024 but not recognized in the financial statements are as follows:

On June 19, 2022, the Company entered into a project agreement with Speedprop, for Speedprop to develop the AR travel guide app with key commercial objectives to provide personalized instant rebates, voucher distribution, and ad placements for merchants. There was $0.8 million (RM 3.2 million) unpaid as of September 30, 2024. The remaining payments will be made when Speedprop completes the debugging and technical testing and delivers the app to the Company.

On August 1, 2022, the Company entered into a project agreement with ARX, for ARX to conduct software application design and development for the Company’s Virtual Reality Rebate Mall project. There was $0.8 million (RM 3.2 million) unpaid as of September 30, 2024. It is expected to be completed and paid in 2025.

On October 22, 2022, the Company entered into another project agreement with ARX, for ARX to conduct a software application design and development project. There was $26.3 million (RM 108.2 million) unpaid as of September 30, 2024. It is expected to be completed and paid in the next two years.

On January 16, 2023, the Company entered into an agreement with Boring Lark, for Boring Lark to conduct design and application development of an Artificial Intelligence Chatbot systems and also provide system maintenance services to the Company. There was $0.5 million (RM 2.0 million) unpaid as of September 30, 2024. As of the date of this report, the program development has been completed. The Company has decided to proceed with its own integration method, and the Company plans to seek a waiver for the unpaid balance.

On January 17, 2023, the Company entered into an agreement with Teclutions, for Teclutions to design a Conversational AI Chatbot system for integration of the mobile app and website. There was $29,119 (RM 120,000) unpaid as of September 30, 2024.

On March 15, 2023, the Company entered into a new project agreement with Teclutions, for Teclutions to design and develop a Conversational AI Chatbot Integration VR headgear platform. There was $49,745 (RM 205,000) unpaid as of September 30, 2024. As of the date of this report, the project has been completed and integration is on hold pending completion of other modules. The final payment will be made by the Company upon completion of the integration with other modules.

On June 12, 2023, the Company entered into a new project agreement with ARX, for ARX to develop a full set of AI advertisement engines and analytical system. There was $3.1 million (RM 12.7 million) unpaid as of September 30, 2024. It is expected to be completed and paid in 2025.

On July 10, 2023, the Company entered into a new project agreement with Teclutions, for Teclutions to develop a GETBATS descriptive analysis system. There was $84,931 (RM 0.4 million) unpaid as of September 30, 2024. It is expected to be completed and paid in 2025.

On July 15, 2023, the Company entered into another agreement with Teclutions to develop a promotion and advertisement system aimed at attracting online customers to physical stores through augmented reality technology. There was $0.1 million (RM 0.5 million) unpaid as of September 30, 2024. It is expected to be completed and paid in 2025.

On November 8, 2023, the Company entered into an agreement with Sky Top Asia Pacific Limited (Sky Top”) to develop AIGC videos to images (AI powered) system for the Company. There was $2.4 million unpaid as of September 30, 2024. It is expected to be completed and paid in 2025.